Net Investment In Subleases - Summary of Net Investment in Subleases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Investment In Subleases [Abstract]
Balance, beginning of year	$ 23,319	$ 26,562
Additions	832	1,408
Finance income	857	833
Rents recovered (payments made directly to landlords)	(4,004)	(4,141)
Dispositions and remeasurements	362	(1,343)
Balance, end of year	21,366	23,319
Current portion	2,970	3,701
Long-term	$ 18,396	$ 19,618